Other comprehensive income - Schedule of amounts reclassified from other comprehensive income to profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Accumulated other comprehensive income loss [Line Items]
Interest expense – borrowings and deposits	$ (117,987)	$ (40,445)	$ (61,861)
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	(78,372)	(194,491)
Financial instruments FVH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Net gain (loss) on financial instruments	0	24	(56)
Financial Instruments CFH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Interest income – loans	(433)	(2,167)	(2,337)
Interest expense – borrowings and deposits	1,851	0	0
Gain (loss) on financial instruments, net	0	24	(369)
Gain (loss) on financial instruments, net	60	0	0
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	$ 1,478	$ (2,143)	$ (2,706)